INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 1,090		$ 583
Work in process	186		360
Finished products	4,359	[1]	5,793	[1]
Inventories	5,635		6,736
Inventory delivered to customers but not recognized in revenue	$ 3,907		$ 4,977

[1]	Includes amounts of $ 3,907 and $ 4,977 at June 30, 2013 and December 31, 2012, respectively, with respect to inventory delivered to customers but for which revenue will be recognized in the future.